FILE NOS.
                                                                   333-119867
                                                                    811-21624

                                    FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         ______________________________


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                          PRE-EFFECTIVE AMENDMENT NO. 1
                       POST-EFFECTIVE AMENDMENT NO. _____

                                     AND/OR

                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940 [X]
                               AMENDMENT NO. _____
                         ______________________________

            USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
                                 (763) 765-2913
                         ______________________________

                NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS:
                             Stewart D. Gregg, Esq.
                             USAllianz Advisers, LLC
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416

                          COPIES OF COMMUNICATIONS TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney LLP
                        50 South Sixth Street, Suite 1500
                              Minneapolis, MN 55402


Approximate Date of Proposed Public Offering:  [January 1, 2005]

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately  upon  filing  pursuant  to  paragraph  (b)
     [ ] on  (date) pursuant to paragraph  (b)
     [ ] 60 days after  filing  pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph  (a)(1)
     [ ] 75 days after filing pursuant  to  paragraph  (a)(2)  of  Rule  485
     [ ] on  (date)  pursuant  to  paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

         PART A, PART B AND PART C OF THE REGISTRATION STATEMENT ARE INCORPORATED BY REFERENCE TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A, FILED WITH THE COMMISSION ON OCTOBER 21, 2004 (ACCESSION NO. 0001301708-04-000002).

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 1st day of November, 2004.


                                           USALLIANZ VARIABLE INSURANCE
                                           PRODUCTS FUND OF FUNDS TRUST


                                           By: /S/ CHRISTOPHER PINKERTON
                                           Christopher Pinkerton
                                           Chairman of the Board and President

                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of USAllianz Variable Insurance Products Fund of Funds Trust has been signed below by the following persons in the capacities indicated on the 1st of November, 2004.

             SIGNATURE                       TITLE

             /S/ CHRISTOPHER PINKERTON       Chairman of the Board and President
             Christopher Pinkerton           (Principal Executive Officer)

             /S/ HARRISON CONRAD*            Trustee
             Harrison Conrad

             /S/ ROGER A. GELFENBEIN*        Trustee
             Roger A. Gelfenbein

             /S/ ARTHUR C. REEDS III*        Trustee
             Arthur C. Reeds III

             /S/ TROY SHEETS                 Treasurer
             Troy Sheets                     (principal financial and accounting
                                              officer)

             /S/ CLAIRE R. LEONARDI*         Trustee
             Claire R. Leonardi

             /S/ DICKSON W. LEWIS*           Trustee
             Dickson W. Lewis

             /S/ PETER W. MCCLEAN*           Trustee
             Peter W. McClean

             /S/ JEFFREY KLETTI*             Trustee and Vice President
             Jeffrey Kletti

                                    *By Power of Attorney

                                     By:  /S/ STEWART D. GREGG,
                                          Stewart D. Gregg, Senior Counsel

         * Pursuant to powers of attorney filed as Exhibit (p)(2) to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 21, 2004.